General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:-	GENERAL

a.             General:

NICE Systems Ltd. ("NICE") and subsidiaries (collectively - "the Company") is a leading provider of software solutions that enable organizations to take the next-best-action in order to improve customer experience and business results, ensure compliance, fight financial crime, and safeguard people and assets. The Company's end-to-end solutions enable organizations to capture either directly or indirectly, analyze, and operationalize, both off-line and in real time, mass quantities of structured and unstructured data (Big Data) from multiple customer interaction channels, including phone calls, web activity,  mobile apps, emails, chat, social media, video, radio transmission, physical sensors, and transactions. The Company operates in three business areas. The Customer Interactions business serves customer-centric organizations in Business-to-Consumer enterprises, such as in the financial services, telecommunications, and healthcare industries, and others. The Financial Crime & Compliance business serves financial institutions and regulatory agencies. The Security, Safety & Operations business addresses the needs of security sensitive organizations, such as banks, airports, mass transit, utilities, and public safety agencies. The Company offers its solutions primarily in an on-premise business model. To address growing market demand and customer need for greater operational flexibility with lower upfront costs and faster implementations, the Company also offers many solutions as Hosted or as Software as a Service (SaaS).

b.            Acquisitions:

1.       Acquisition of Merced:

On February 7, 2012, the Company completed the acquisition of all of the outstanding shares of Merced Systems, Inc. ("Merced"), the leading provider of performance management solutions that drive business execution in sales and service functions.  Merced's performance management solutions help drive sales effectiveness, superior customer experience and operating efficiency across a range of vertical industries. Merced's products serve Global 2000 customers, and include advanced analytics and reporting, incentive compensation management, coaching, and other performance execution applications.

The Company acquired Merced for an aggregate consideration of $ 185,868. The total purchase price of Merced was composed of the following:

Cash	$182,105
Options and Restricted Share Units*)	3,763

Total purchase price	$185,868

*)

Represents the fair value of the vested portion of 262,676 options and restricted shares of NICE granted upon consummation of the acquisition in exchange of partially vested options of Merced originally granted under the Merced Systems Inc. option plan. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-35 months, risk-free interest rate of 0.08%- 0.35%, expected volatility of 30.7%- 46.05% and no dividend yield.

Integrating Merced and the Company capabilities creates a closed-loop performance management solution. The value of goodwill is attributed to synergies between NICE portfolio and Merced's products and services and the strength of the Company's position in the market. The entire goodwill was assigned to the Customer Interactions Solutions reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Merced. The results of the Merced operations have been included in the consolidated financial statements since February 7, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$23,509
Trade receivables	14,116
Other receivables and prepaid expenses	1,201
Current deferred tax assets	1,120
Inventories	85
Long-term deposits	80
Property and equipment	1,714
Intercompany receivable	4,153
Other intangible assets	139,583
Goodwill	75,599

Total assets acquired	261,160

Trade payables	(858)
Current deferred tax liabilities	(2,046)
Accrued expenses and other liabilities	(24,061)
Long-term deferred tax liabilities	(48,327)

Total liabilities assumed	(75,292)

Net assets acquired	$185,868

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Merced's business. The fair value of intangible assets was based on market participant approach using an income approach.

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 17%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Core technology	$91,874	17
Customer relationships	32,310	13
Covenant not to compete	8,009	40
Backlog	7,390	50

Total intangible assets	$139,583

2.       Acquisition of RedKite:

On October 22, 2012, the Company completed the acquisition of RedKite Financial Markets Limited ("RedKite"), an emerging provider of real-time, cloud-based institutional trade surveillance solutions. The Company acquired RedKite for total consideration of $ 11,601 comprised of $ 9,017 in cash and $ 2,584 representing the fair value of a potential earn out based on performance milestones amounting to a maximum additional payment of $ 5,750. The Company's enterprise trading compliance platform, broad library of regulatory coverage modules, market leadership, and global tier-one client presence, are expected to benefit from the RedKite acquisition, with the addition of RedKite's innovative, front-office based approach to real-time trade surveillance to the Actimize trading compliance solutions suite. The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of RedKite. The results of the RedKite operations have been included in the consolidated financial statements since October 22, 2012. The Company recorded technology and goodwill in amounts of $ 4,785 and $ 6,803, respectively. Technology is amortized over a period of 3 years.

3.       Acquisitions in previous years:

In 2011, the Company completed the acquisitions of CyberTech Investments BV and Fizzback Group (Holdings) Ltd. and their subsidiaries. Total fair value of purchase consideration for the acquisitions was $ 140,341, which includes cash paid for Common stock and Options and Restricted Share Units. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $ 68,785 and $ 85,994, respectively.

In 2010, the Company completed the acquisitions of Orsus Solutions Ltd., Lamda Communication Networks Ltd, and e-Glue Software Technologies Inc. and its subsidiaries. Total fair value of purchase consideration for the acquisitions was $ 59,766, which includes cash paid for Common stock and estimated fair value of earn-out payments. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $ 30,423 and $ 32,401, respectively. In 2011, the Company paid an additional amount of $ 5,689 primarily with respect to earn out for the acquisition of e-Glue.

4.       Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2012 and 2011, assuming that the acquisitions of Merced and Redkite occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2012	2011
	Unaudited	Unaudited

Revenues	$894,649	$830,754

Net income	$69,966	$14,924

Basic net earnings per share	$1.15	$0.24

Diluted net earnings per share	$1.12	$0.23

5.       Acquisition related costs for the years ended December 31, 2012 and 2011 amounted to $ 2,902 and $ 2,925, respectively, and were included mainly in general and administrative expenses.